BETTER 10K - NET INCOME (LOSS) PER SHARE (Tables)	9 Months Ended
Sep. 30, 2023
Earnings Per Share [Abstract]
Schedule of Computation of Net Loss Per Share and Weighted Average Shares
The computation of net loss per share and weighted average shares of the Company's common stock outstanding during the periods presented is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in thousands, except for share and per share amounts)	2023	2022	2023	2022
Basic net loss per share:
Net loss	$(340,033)	$(226,612)	$(475,441)	$(625,864)
Income allocated to participating securities	—	—	—	—
Net loss attributable to common stockholders - Basic	$(340,033)	$(226,612)	$(475,441)	$(625,864)
Diluted net loss per share:
Net loss attributable to common stockholders - Basic	$(340,033)	$(226,612)	$(475,441)	$(625,864)
Interest expense and change in fair value of bifurcated derivatives on convertible notes	—	—	—	—
Income allocated to participating securities	—	—	—	—
Net loss income attributable to common stockholders - Diluted	$(340,033)	$(226,612)	$(475,441)	$(625,864)
Shares used in computation:
Weighted average common shares outstanding	496,577,751	292,660,334	364,817,445	289,934,149
Weighted-average effect of dilutive securities:	—	—
Assumed exercise of stock options	—	—	—	—
Assumed exercise of warrants	—	—	—	—
Assumed conversion of convertible preferred stock	—	—	—	—
Diluted weighted-average common shares outstanding	496,577,751	292,660,334	364,817,445	289,934,149
Earnings (loss) per share attributable to common stockholders:
Basic	$(0.68)	$(0.77)	$(1.30)	$(2.16)
Diluted	$(0.68)	$(0.77)	$(1.30)	$(2.16)
The computation of net loss per share and weighted average shares of the Company's common stock outstanding during the periods presented is as follows:

	Year Ended December 31,
(Amounts in thousands, except for share and per share amounts)	2022	2021
Basic net loss per share:
Net loss	$(888,802)	$(301,128)
Income allocated to participating securities	—	—
Net loss attributable to common stockholders - Basic	$(888,802)	$(301,128)
Diluted net loss per share:
Net loss attributable to common stockholders - Basic	$(888,802)	$(301,128)
Interest expense and change in fair value of bifurcated derivatives on convertible notes	—	—
Income allocated to participating securities	—	—
Net loss income attributable to common stockholders - Diluted	$(888,802)	$(301,128)
Shares used in computation:
Weighted average common shares outstanding	95,303,684	86,984,646
Weighted-average effect of dilutive securities:
Assumed exercise of stock options	—	—
Assumed exercise of warrants	—	—
Assumed conversion of convertible preferred stock	—	—
Diluted weighted-average common shares outstanding	95,303,684	86,984,646
Earnings (loss) per share attributable to common stockholders:
Basic	$(9.33)	$(3.46)
Diluted	$(9.33)	$(3.46)

Schedule of Antidilutive Securities Excluded from Computation of Net Loss Per Share	The Company excluded the following securities, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to common stockholders for the periods indicated as including them would have had an anti-dilutive effect:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in thousands)	2023	2022	2023	2022
Options to purchase common stock (1)	48,389	44,857	48,389	44,857
Convertible preferred stock (2)	—	108,721	—	108,721
Pre-Closing Bridge Notes	—	247,777	—	247,777
Warrants to purchase convertible preferred stock (1)	—	6,649	—	6,649
Total	48,389	408,004	48,389	408,004
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(1)Securities have an antidilutive effect under the treasury stock method.
(2)Securities have an antidilutive effect under the if-converted method.
The Company excluded the following securities, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to common stockholders for the periods indicated as including them would have had an anti-dilutive effect:

	Year Ended December 31,
(Amounts in thousands)	2022	2021
Convertible preferred stock (2)	108,721	108,721
Pre-Closing Bridge Notes	248,197	214,787
Options to purchase common stock (1)	43,159	34,217
Warrants to purchase convertible preferred stock (1)	4,774	3,948
Warrants to purchase common stock(1)	1,875	1,875
Total	406,726	363,548
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(1)Securities have an antidilutive effect under the treasury stock method.
(2)Not applicable under the treasury stock method and therefore antidilutive.